Acquisition - Additional Information (Detail) - USD ($)				2 Months Ended	3 Months Ended			12 Months Ended
	Aug. 26, 2016	May 12, 2016	Mar. 09, 2015	Jul. 01, 2016	Jul. 01, 2016	Apr. 03, 2015	Jan. 02, 2015	Jul. 01, 2016	Jul. 03, 2015	Jun. 27, 2014
Business Acquisition [Line Items]
Consideration transferred, cash		$ 13,766,000,000
Value allocated to goodwill				$ 9,951,000,000	$ 9,951,000,000			$ 9,951,000,000	$ 2,766,000,000	$ 2,559,000,000
Business Combination, Consideration Transferred, Equity Interests Issued and Issuable		1,764,000,000
Fair Value Of Stock Options and RSUs Assumed		$ 58,000,000
SanDisk [Member]
Business Combinations [Abstract]
Debt Instrument, Convertible, Conversion Ratio, Shares	2.6020	0.2387
Business Acquisition [Line Items]
Revenues				793,000,000
Debt Instrument, Convertible, Conversion Ratio, Cash	$ 735.79	$ 67.50
Business Combination, Recognized Identifiable Assets Acquired, Goodwill, and Liabilities Assumed, Net		$ 15,588,000,000
Business Acquisition, Equity Interest Issued or Issuable, Number of Shares		49,000,000
Value allocated to goodwill		$ 7,183,000,000
Fair Value Of Stock Options and RSUs Assumed		$ 58,000,000
Deferred Compensation Share-based Arrangements, Liability, Current and Noncurrent				$ 347,000,000	347,000,000			347,000,000
Share-based Compensation Arrangement by Share-based Payment Award, Award Requisite Service Period				2 years 8 months 12 days
Business Acquisition, Transaction Costs					$ 116,000,000	$ 16,000,000	$ 27,000,000
Amplidata [Member]
Business Acquisition [Line Items]
Business Combination, Recognized Identifiable Assets Acquired, Goodwill, and Liabilities Assumed, Net			$ 267,000,000
Purchase price of acquisition			267,000,000
Consideration transferred, cash			245,000,000
Fair value of previously-held cost method investment			19,000,000
Consideration transferred, stock options assumed			3,000,000
Value allocated to goodwill			$ 215,000,000
Purchase price adjustments to goodwill									$ 42,000,000
Selling, General and Administrative Expenses [Member] | SanDisk [Member]
Business Acquisition [Line Items]
Business Acquisition, Transaction Costs								98,000,000
Accelerated Equity Awards [Member] | SanDisk [Member]
Business Acquisition [Line Items]
Business Acquisition, Transaction Costs								30,000,000
Accelerated Equity Awards [Member] | Selling, General and Administrative Expenses [Member] | SanDisk [Member]
Business Acquisition [Line Items]
Business Acquisition, Transaction Costs								24,000,000
Accelerated Equity Awards [Member] | Research and Development Expense [Member] | SanDisk [Member]
Business Acquisition [Line Items]
Business Acquisition, Transaction Costs								6,000,000
Employee Severance [Member] | Selling, General and Administrative Expenses [Member] | SanDisk [Member]
Business Acquisition [Line Items]
Business Acquisition, Transaction Costs								$ 31,000,000